Mortgage Banking Derivatives (Tables)	6 Months Ended
Jun. 30, 2024
Mortgage Banking [Abstract]
Schedule of net gains (losses) relating to derivative instruments

The net gains (losses) relating to these free-standing derivative instruments used for risk management are summarized below:

		For the six months ended June 30,
	Revenue Classification	2024	2023
IRLs	Gain (Loss) on sale of mortgage loans	$157	$429
Forwards	Hedging activity, net	131	5
Total		$288	$434

Schedule of mortgage banking derivatives included in Balance Sheets

The following table reflects the amount and market value of mortgage banking derivatives included in the Balance Sheets:

	June 30, 2024		December 31, 2023
	Notional	Fair	Notional	Fair
	Amount	Value	Amount	Value
IRLs	$26,465	$638	$28,013	$481
Forwards	$39,500	$(97)	$23,500	$(297)
Total	$65,965	$541	$51,513	$184